Label	Element	Value
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.10%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 544.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $495.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $577.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.80%)